Financing Receivables (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Loan-to-Value Analysis of Commercial Properties

The loan-to-value analysis as of June 30, 2016 and December 31, 2015 is shown below:

	June 30, 2016		December 31, 2015
Loan-to-value:
Less than 50%	$3,730,772	38.4%	$3,562,574	40.4%
50% – 60%	3,156,400	32.6	2,650,959	30.0
60% – 70%	2,083,167	21.5	2,098,581	23.8
70% – 80%	487,596	5.0	317,950	3.6
80% – 90%	187,534	1.8	182,112	2.0
90% – 100%	70,000	0.7	13,242	0.2
Greater than 100%	—	—	—	—

Total	$9,715,469	100.0%	$8,825,418	100.0%

The loan-to-value analysis as of December 31 is shown below and relates only to commercial properties:

	2015		2014

Less than 50%	$3,562,574	40.4%	$2,439,554	33.9%
50% – 60%	2,650,959	30.0	1,849,502	25.6
60% – 70%	2,098,581	23.8	2,072,965	28.7
70% – 80%	317,950	3.6	599,743	8.3
80% – 90%	182,112	2.0	209,957	2.9
90% – 100%	13,242	0.2	13,426	0.2
Greater than 100%	—	—	32,022	0.4

Total	$8,825,418	100.0%	$7,217,169	100.0%

Debt Service Coverage Ratio

The debt service coverage ratio as of June 30, 2016 and December 31, 2015 is shown below:

	June 30, 2016	December 31, 2015
Debt service coverage ratio:
Greater than 1.4x	$8,223,532	6,884,063
1.2x – 1.4x	1,129,315	1,418,724
1.0x – 1.2x	256,366	359,399
Less than 1.0x	106,256	163,232

Total commercial mortgage loans	$9,715,469	8,825,418

The debt service coverage ratio as of December 31 is shown below:

	2015	2014
Debt service coverage ratio:
Greater than 1.4x	$6,884,063	5,204,622
1.2x – 1.4x	1,418,724	1,208,043
1.0x – 1.2x	359,399	656,376
Less than 1.0x	163,232	148,128

Total commercial mortgage loans	$8,825,418	7,217,169

Allowances For Credit Losses And Investment in Financing Receivables

The allowances for credit losses and recorded investment in financing receivables as of June 30, 2016 and December 31, 2015 are shown below:

	Mortgage loans	Nontrade receivables	Loans to affiliates	Loans to non-affiliates	Total
June 30, 2016
Allowance for credit losses:
Beginning balance	$37,400	5,525	—	—	42,925
(Benefit)/provision	5,800	(437)	—	—	5,363

Ending balance	43,200	5,088	—	—	48,288
Ending balance individually evaluated for impairment	—	—	—	—	—

Ending balance collectively evaluated for	$43,200	5,088	—	—	48,288

Financing receivables:
Ending balance	$9,715,469	30,091	50	10,355	9,755,965
Ending balance individually evaluated for impairment	—	—	—	—	—

Ending balance collectively evaluated for	$9,715,469	30,091	50	10,355	9,755,965

	Mortgage loans	Nontrade receivables	Loans to affiliates	Loans to non-affiliates	Total
December 31, 2015
Allowance for credit losses:
Beginning balance	$35,000	6,486	—	—	41,486
(Benefit)/provision	2,400	(961)	—	—	1,439

Ending balance	37,400	5,525	—	—	42,925
Ending balance individually evaluated for impairment	—	—	—	—	—

Ending balance collectively evaluated for	$37,400	5,525		—	42,925

Financing receivables:
Ending balance	$8,825,418	30,557	33,000	11,341	8,900,316
Ending balance individually evaluated for impairment	—	—	—	—	—

Ending balance collectively evaluated for	$8,825,418	30,557	33,000	11,341	8,900,316

The allowances for credit losses and recorded investment in financing receivables as of December 31 are shown below:

	Mortgage loans	Nontrade receivables	Loans to affiliates	Loans to non-affiliates	Total
2015:
Allowance for credit losses:
Beginning balance	$35,000	6,486	—	—	41,486
(Benefit)/provision	2,400	(961)	—	—	1,439

Ending balance	37,400	5,525	—	—	42,925
Ending balance individually evaluated for impairment	—	—	—	—	—

Ending balance collectively evaluated for impairment	$37,400	5,525		—	42,925

Financing receivables:
Ending balance	$8,825,418	30,557	33,000	11,341	8,900,316
Ending balance individually evaluated for impairment	—	—	—	—	—

Ending balance collectively evaluated for impairment	$8,825,418	30,557	33,000	11,341	8,900,316

	Mortgage loans	Nontrade receivables	Loans to affiliates	Loans to non-affiliates	Total
2014:
Allowance for credit losses:
Beginning balance	$66,750	6,217	—	—	72,967
(Benefit)/provision	(31,750)	269	—	—	(31,481)

Ending balance	35,000	6,486	—	—	41,486
Ending balance individually evaluated for impairment	—	1,505	—	—	1,505

Ending balance collectively evaluated for impairment	$35,000	4,981	—	—	39,981

Financing receivables:
Ending balance	$7,217,169	31,962	—	30,335	7,279,466
Ending balance individually evaluated for impairment	—	1,505	—	30,335	31,840

Ending balance collectively evaluated for impairment	$7,217,169	30,457	—	—	7,247,626

Nontrade Receivables and Allowance for Credit Losses

The nontrade receivable and allowance for credit losses by customer classification as of June 30, 2016 and December 31, 2015 are shown below:

	June 30, 2016			December 31, 2015
	Agent	Reinsurer	Total	Agent	Reinsurer	Total
Nontrade receivables	$10,946	19,145	30,091	6,976	23,581	30,557
Allowance for credit losses	(5,088)	—	(5,088)	(5,525)	—	(5,525)

Net nontrade receivables	$5,858	19,145	25,003	1,451	23,581	25,032

Aging Analysis of Past Due Financing Receivables

Aging analysis of past-due financing receivables as of June 30, 2016 and December 31, 2015 is shown below:

	31–60 days past due	61–90 days past due	Greater than 90 days past due	Total past due	Current	Total
June 30, 2016:
Mortgage loans	$—	—	—	—	9,715,469	9,715,469
Nontrade receivables	4,410	2,374	5,212	11,996	18,095	30,091
Loans to affiliates	—	—	—	—	50	50
Loans to non-affiliates	112	—	—	112	10,243	10,355

Total	$4,522	2,374	5,212	12,108	9,743,857	9,755,965

	31–60 days past due	61–90 days past due	Greater than 90 days past due	Total past due	Current	Total
December 31, 2015
Mortgage loans	$—	—	—	—	8,825,418	8,825,418
Nontrade receivables	6,893	1,796	5,629	14,318	16,239	30,557
Loans to affiliates	—	—	—	—	33,000	33,000
Loans to non-affiliates	60	—	—	60	11,281	11,341

Total	$6,953	1,796	5,629	14,378	8,885,938	8,900,316

Aging analysis of past-due financing receivables as of December 31 is shown below:

	31–60 days past due	61–90 days past due	Greater than 90 days past due	Total past due	Current (1)	Total
2015:
Mortgage loans	$—	—	—	—	8,825,418	8,825,418
Nontrade receivables	6,893	1,796	5,629	14,318	16,239	30,557
Loans to affiliates	—	—	—	—	33,000	33,000
Loans to non-affiliates	60	—	—	60	11,281	11,341

Total	$6,953	1,796	5,629	14,378	8,885,938	8,900,316

	31–60 days past due	61–90 days past due	Greater than 90 days past due	Total past due	Current (1)	Total
2014:
Mortgage loans	$—	—	—	—	7,217,169	7,217,169
Nontrade receivables	3,794	2,533	7,021	13,348	18,614	31,962
Loans to non-affiliates	—	—	—	—	30,335	30,335

Total	$3,794	2,533	7,021	13,348	7,266,118	7,279,466